SCHEDULE OF TOTAL LEASE COST (Details) - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Operating lease expense	$ 108,366	$ 106,206
Depreciation of capitalized finance lease assets	5,173
Interest expense on finance lease liabilities	5,425
Finance lease expense	$ 118,964	$ 106,206
White River Holdings Corp [Member]
Operating lease expense			$ 135,850	$ 79,246